Capital Stock - Summary of Normal Course Issuer Bids (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	12,561,487	5,992,323
Cash amount	$ 780	$ 517
2020 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	3,318,523
Cash amount	$ 0	$ 301
2021 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	0	2,673,800
Cash amount	$ 0	$ 216
2022 Bid [Member]
Schedule Of Share Repurchase Programs [Line Items]
Shares purchased	12,561,487	0
Cash amount	$ 780	$ 0